Allowance for Loan Losses - Composition of Nonaccrual Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 1,795	$ 2,168
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	377	392
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	51	296
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,119	1,356
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	131	88
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	34
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	83	36
Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,025	1,450
Loans 90 Days or More Past Due [Member] | Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	377	392
Loans 90 Days or More Past Due [Member] | Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	51	190
Loans 90 Days or More Past Due [Member] | Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	540	846
Loans 90 Days or More Past Due [Member] | Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	23	$ 22
Loans 90 Days or More Past Due [Member] | Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 34